FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES

Consistent with the valuation hierarchy contained in ASC 820, we categorized certain of our financial assets and liabilities as follows:

	As of March 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Investment in unconsolidated entities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-
Liabilities
Convertible notes payable	$587,303	$-	$587,303	$-
Total liabilities	$587,303	$-	$587,303	$-

	As of March 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Investment in unconsolidated entities	$206,231	$-	$-	$206,231
Total assets	$206,231	$-	$-	$206,231
Liabilities

Notes payable	$24,827,086	$-	$24,827,086	-
Total liabilities	$24,827,086	$-	$24,827,086	$-

Certain of the Company’s investments in unconsolidated entities are valued for purposes of this disclosure using unobservable inputs, since there are no observable market transactions for such investments. The fair value of notes receivable approximates the carrying value due to the short-term nature of the note.

As of March 31, 2024, convertible notes payable (including current maturities) are reported in our consolidated financial statements at fair value of approximately $0.5 million.

As of March 31, 2023, notes payable (including current maturities) are reported in our consolidated financial statements at amortized cost of $27.0 million, less unamortized debt discount and deferred financing costs, in the aggregate, of approximately $2.2 million.